FIRST INVESTORS CORPORATION                               [FIRST INVESTORS LOGO]
95 WALL STREET
NEW YORK, NEW YORK  10005-4297
212.858.8000



May 3, 2005

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   First Investors Special Bond Fund, Inc.
                  File Nos. 002-66294 and 811-2981
                  --------------------------------


Dear Sir or Madam:

     Pursuant to 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of Prospectus used with respect to First Investors Special Bond Fund, Inc. does not differ from the Prospectus contained in Post-Effective Amendment No. 26 ("PEA No. 26") to its Registration Statement on Form N-1A. PEA No. 26 was filed electronically under Rule 485(b) on April 29, 2005.

     If you have any questions or comments concerning the foregoing, please call me at (212) 858-8120.


                                 Very truly yours,

                                 /s/ Larry R. Lavoie

                                 Larry R. Lavoie
                                 Chief Compliance Officer